UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

Annual Report
November 30, 2015

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

LETTER TO SHAREHOLDERS

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Master Income ETF (the “Fund”), Ticker: HIPS. The information presented in this Report relates to the operations of HIPS for the period from January 6, 2015 – November 30, 2015 (the “period”).

As you may recall, the Fund seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The TFMS HIPS 300 Index is constructed to capture 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities. One may not directly invest in an index.

For the period, the largest positive contributor to return was Crown Castle Intl Corp (CCI US), adding 32bps to the return of the Fund, gaining 12.24% with an average weighting of 3.12%. The second largest contributor to return was Mid America Apartment (MAA US), adding 23bps to the return of the Fund, gaining 19.33% with an average weighting of 1.25%.  The third largest contributor to return was Ultrapar ADR (UGP US), adding 20bps to the return of the Fund, gaining 16.13% with an average weighting of 0.84%.

For the period, the largest negative contributor to return was Energy Transfer Partners (ETP US), detracting 1.18% from the return of the Fund, declining 34.3% with an average weighting of 2.95%. The security contributing second-most negatively was Plains All America Pipeline (PAA US), detracting 1.11% from the return of the Fund, and declining 40.98% with an average weighting of 1.1%. The third largest negative contributor to return was Williams Partners (WPZ US), detracting 0.83% from the return of the Fund, and declining 41.84% with an average weight of 0.79%.

For the period, the best performing security in the Fund was CVR Refining LP (CVRR US) gaining 49.12% and contributing 6bps to the return of the Fund. The second-best performing security for the period was Ship Finance Intl (SFL US), gaining 32.83% and contributing 5bps to the return of the Fund. The third-best performing security was Blackrock Capital Investment (BKCC US), gaining 31.64% for the period and contributing 4bps to the return of the Fund.

Master Income ETF

For the period, the worst performing security in the Fund was Emerge Energy Services LP (EMES US), declining 84.29% and reducing the return of the Fund by 10bps. The second-worst performing security in the Fund was Linn Co LLC (LNCO US), declining 82.22% and reducing the return of the Fund by 18bps. The third-worst performing security in the Fund was Atlas Resource Partners LP (ARP US), declining 81.63% and reducing the return of the Fund by 7bps.

We appreciate your investment in the Master Income ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investing involves risk; Principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in foreign securities involves greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in smaller companies involve additional risks, such as limited liquidity and greater volatility. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Investments in asset-backed and mortgage-backed securities include additional risks including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. A REIT’s share price may decline because of adverse developments affecting the real estate industry. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Exchange Traded Concepts, LLC serves as the investment advisor to the Master Income ETF. The Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Exchange Traded Concepts, LLC or any of its affiliates.

Master Income ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending November 30, 2015	(1/6/15)
Master Income ETF—NAV	(12.39)%
Master Income ETF—Market	(12.80)%
TFMS HIPS 300 Index	(12.19)%
S&P 500 Index	5.88%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 6, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Master Income ETF

PORTFOLIO ALLOCATION
As of November 30, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Real Estate and Rental and Leasing	28.0%
Finance and Insurance	23.5
Closed End Funds	17.3
Transportation and Warehousing	12.1
Mining, Quarrying, and Oil and Gas Extraction	4.7
Information	3.6
Short-Term Investments	2.5
Accommodation and Food Services	1.7
Exchange Traded Funds	1.7
Utilities	1.4
Agriculture, Forestry, Fishing and Hunting	1.0
Manufacturing	1.0
Wholesale Trade	0.4
Administrative and Support and Waste Management
and Remediation Services	0.3
Professional, Scientific, and Technical Services	0.3
Retail Trade	0.3
Educational Services	0.1
Other Assets and Liabilities	0.1
100.0%

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015

Shares		Value

COMMON STOCKS – 30.1%

	Finance and Insurance – 8.4%
1,075	AllianceBernstein Holding LP	$26,337
828	Apollo Global Management LLC	13,521
133	Ares Management LP	1,871
204	Artisan Partners Asset Management, Inc.	7,974
6,135	Blackstone Group LP	191,598
200	Calamos Asset Management, Inc.	1,902
223	Cohen & Steers, Inc.	6,904
910	Carlyle Group LP	16,407
364	Ellington Financial LLC	6,436
1,186	Fortress Investment Group LLC	6,476
5,094	KKR & Company LP	86,140
154	Oaktree Capital Group LLC	7,520
556	Och-Ziff Capital Management Group LLC	3,436
970	Waddell & Reed Financial, Inc.	36,278
85	Westwood Holdings Group, Inc.	4,960
		417,760

	Manufacturing – 0.9%
98	Alon USA Partners LP	2,488
192	BP Prudhoe Bay Royalty Trust	6,584
514	Calumet Specialty Products Partners LP	13,076
440	CVR Refining LP	9,530
506	Northern Tier Energy LP	13,723
		45,401

	Mining, Quarrying, Oil and Gas Extraction – 4.7%
154	Alliance Holdings GP LP	3,673
374	Alliance Resource Partners LP	6,414
343	Archrock Partners LP	5,512
501	Atlas Resource Partners LP	736
1,948	Breitburn Energy Partners LP	3,896
148	Emerge Energy Services LP	1,040
1,395	Enlink Midstream Partners LP	20,813
428	EV Energy Partners LP	1,494
558	Legacy Reserves LP	1,741
1,966	Linn Energy LLC	3,952
1,203	LinnCo LLC	2,117

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Mining, Quarrying, and Oil and Gas Extraction (Continued)
1,556	Markwest Energy Partners LP	$74,688
763	Memorial Production Partners LP	2,793
690	Natural Resource Partners LP	1,208
2,328	Noble Corporation PLC	30,893
736	Ocean Rig UDW, Inc.	1,450
559	SeaDrill Partners LLC	4,796
768	Vanguard Natural Resources LLC	4,385
2,269	Williams Partners LP	62,216
		233,817

	Real Estate, Rental and Leasing – 2.5%
276	Arlington Asset Investment Corporation	3,842
1,882	Welltower, Inc.	118,924
		122,766

	Retail Trade – 0.3%
490	Crestwood Equity Partners LP	9,178
247	Global Partners LP	6,140
		15,318

	Transportation and Warehousing – 11.5%
1,166	Buckeye Partners LP	78,927
856	DCP Midstream Partners LP	21,742
457	Enable Midstream Partners LP	4,296
2,630	Enbridge Energy Partners LP	65,356
3,304	Energy Transfer Partners LP	126,246
589	Golar LNG Partners LP	8,446
315	Holly Energy Partners LP	10,493
588	NuStar Energy LP	23,532
1,449	ONEOK Partners LP	43,803
3,577	Plains All American Pipeline LP	88,638
531	Ship Finance International Ltd.	9,197
474	Summit Midstream Partners LP	8,821
1,435	Targa Resources Partners LP	32,775
433	TC Pipelines LP	21,416
469	Teekay LNG Partners LP	10,646
625	Teekay Offshore Partners LP	8,306
273	Transocean Partners LLC	2,864
		565,504

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Utilities – 1.4%
578	Enbridge Energy Management LLC (a)	$14,416
1,886	Oneok, Inc.	55,599
		70,015

	Wholesale Trade – 0.4%
336	Foresight Energy LP	1,445
266	Martin Midstream Partners LP	6,703
758	NGL Energy Partners LP	13,303
		21,451
	TOTAL COMMON STOCKS (Cost $1,961,179)	1,492,032

EXCHANGE TRADED FUNDS – 1.7%
3,054	Aberdeen Asia-Pacific Income Fund, Inc.	13,743
272	Advent Claymore Convertible
	Securities and Income Fund	3,773
994	AllianceBernstein Global High Income Fund, Inc.	11,123
1,470	BlackRock Corporate High Yield Fund, Inc.	14,641
428	BlackRock Floating Rate Income Strategies Fund, Inc.	5,496
626	MFS Charter Income Trust	4,958
1,360	MFS Intermediate Income Trust	6,147
1,591	Putnam Premier Income Trust	7,971
564	Templeton Emerging Markets Income Fund	5,634
355	Western Asset Emerging Markets Debt Fund, Inc.	4,945
1,018	Western Asset High Income Opportunity Fund, Inc.	6,749
	TOTAL EXCHANGE TRADED FUNDS (Cost $94,961)	85,180

CLOSED END FUNDS – 17.3%
2,790	AllianceBernstein Income Fund, Inc.	22,069
880	AllianzGI Convertible & Income Fund II	4,514
1,036	AllianzGI Convertible & Income Fund	6,019
2,746	Apollo Investment Corporation	17,437
177	Apollo Senior Floating Rate Fund, Inc.	2,699
3,626	Ares Capital Corporation	57,363
199	Ares Dynamic Credit Allocation Fund, Inc.	2,696
231	Babson Capital Global Short Duration High Yield Fund	3,883
858	BlackRock Capital Investment Corporation	8,597

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

CLOSED END FUNDS (Continued)
621	BlackRock Core Bond Trust	$7,899
1,240	BlackRock Credit Allocation Income Trust	15,078
2,154	BlackRock Debt Strategies Fund, Inc.	7,216
273	BlackRock Floating Rate Income Trust	3,492
732	BlackRock Income Trust, Inc.	4,656
432	BlackRock Limited Duration Income Trust	6,221
442	BlackRock Multi-Sector Income Trust	6,922
657	BlackRock Taxable Municipal Bond Trust	13,528
176	Blackstone/GSO Senior Floating Rate Term Fund	2,742
518	Blackstone/GSO Strategic Credit Fund	7,200
261	Brookfield Mortgage Opportunity Income, Inc.	3,753
162	Brookfield Total Return Fund, Inc.	3,538
874	Calamos Convertible & High Income Fund	9,614
802	Calamos Convertible Opportunities & Income Fund	8,020
688	Calamos Global Dynamic Income Fund	5,084
189	Capital Finance Corporation	2,646
591	Clough Global Opportunities Fund	6,412
336	Cohen & Steers Limited Duration
	Preferred & Income Fund	7,604
139	Cohen & Steers Select Preferred & Income Fund, Inc.	3,471
1,188	Credit Suisse High Yield Bond Fund	2,756
1,180	DoubleLine Income Solutions Fund	19,812
170	DoubleLine Opportunistic Credit Fund	4,138
846	Dreyfus High Yield Strategies Fund	2,631
460	Eaton Vance Floating-Rate Income Trust	6,040
1,366	Eaton Vance Limited Duration Income Fund	17,335
427	Eaton Vance Senior Floating-Rate Trust	5,363
436	Eaton Vance Senior Income Trust	2,655
219	Eaton Vance Short Duration Diversified Income Fund	2,884
183	Fidus Investment Corporation	2,617
1,789	Fifth Street Finance Corporation	11,575
320	Fifth Street Senior Floating Rate Corporation	2,835
421	First Trust High Income Long/Short Fund	5,945
705	First Trust Intermediate Duration
	Preferred & Income Fund	15,235
310	First Trust Senior Floating Rate Income Fund II	3,850
219	Flaherty & Crumrine Dynamic
	Preferred & Income Fund, Inc.	5,035

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

CLOSED END FUNDS (Continued)
516	Flaherty & Crumrine Preferred
	Securities Income Fund, Inc.	$10,392
312	Franklin Limited Duration Income Trust	3,404
2,797	FS Investment Corporation	27,914
345	Gladstone Investment Corporation	2,698
586	Golub Capital BDC, Inc.	10,202
199	Guggenheim Build America Bonds
	Managed Duration Trust	4,364
152	Guggenheim Strategic Opportunities Fund	2,689
836	Hercules Technology Growth Capital, Inc.	9,673
865	Invesco Dynamic Credit Opportunities Fund	9,290
2,106	Invesco Senior Income Trust	8,866
194	Ivy High Income Opportunities Fund	2,485
301	John Hancock Preferred Income Fund	5,963
244	John Hancock Preferred Income Fund II	4,758
366	John Hancock Preferred Income Fund III	6,281
585	John Hancock Premium Dividend Fund	7,921
123	Kayne Anderson Energy Development Company	2,139
177	KKR Income Opportunities Fund	2,542
242	Legg Mason BW Global Income
	Opportunities Fund, Inc.	2,940
208	LMP Capital & Income Fund, Inc.	2,662
524	Main Street Capital Corporation	16,721
678	Medley Capital Corporation	5,099
895	MFS Multimarket Income Trust	5,021
843	Morgan Stanley Emerging Markets
	Domestic Debt Fund, Inc.	6,120
225	Neuberger Berman High Yield Strategies Fund, Inc.	2,257
625	New Mountain Finance Corporation	8,856
302	Nuveen Build America Bond Fund	6,037
1,574	Nuveen Credit Strategies Income Fund	12,277
231	Nuveen Diversified Dividend & Income Fund	2,541
642	Nuveen Floating Rate Income Fund	6,426
448	Nuveen Floating Rate Income Opportunity Fund	4,471
181	Nuveen Mortgage Opportunity Term Fund	4,069
262	Nuveen Preferred & Income Term Fund	5,997
1,119	Nuveen Preferred Income Opportunities Fund	10,205
742	Nuveen Quality Preferred Income Fund	6,225

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

CLOSED END FUNDS (Continued)
1,405	Nuveen Quality Preferred Income Fund 2	$12,968
452	Nuveen Senior Income Fund	2,585
184	Oxford Lane Capital Corporation	2,088
872	PennantPark Investment Corporation	6,331
795	PIMCO Corporate & Income Opportunity Fund	11,035
444	PIMCO Corporate & Income Strategy Fund	6,234
1,588	PIMCO Dynamic Credit Income Fund	29,045
522	PIMCO Dynamic Income Fund	15,389
1,498	PIMCO High Income Fund	13,407
172	PIMCO Income Opportunity Fund	3,896
292	PIMCO Income Strategy Fund	2,926
688	PIMCO Income Strategy Fund II	6,220
474	PIMCO Strategic Income Fund, Inc.	4,385
284	Pioneer Floating Rate Trust	3,076
336	Pioneer High Income Trust	3,363
4,242	Prospect Capital Corporation	31,815
474	Prudential Global Short Duration High Yield Fund, Inc.	6,555
385	Prudential Short Duration High Yield Fund, Inc.	5,536
715	Putnam Master Intermediate Income Trust	3,303
408	Solar Capital Limited	7,426
187	Stone Harbor Emerging Markets Income Fund	2,405
565	TCP Capital Corporation	8,639
562	TCW Strategic Income Fund, Inc.	2,990
1,551	Templeton Global Income Fund	9,942
358	THL Credit, Inc.	4,214
688	TICC Capital Corporation	4,809
360	TPG Specialty Lending, Inc.	6,196
379	Triangle Capital Corporation	8,497
1,726	Voya Prime Rate Trust	8,785
832	Wells Fargo Advantage Income Opportunities Fund	6,157
487	Wells Fargo Advantage Multi-Sector Income Fund	5,552
330	Western Asset Emerging Markets Income Fund, Inc.	3,277
175	Western Asset Global Corporate
	Defined Opportunity Fund, Inc.	2,882
361	Western Asset Global High Income Fund, Inc.	3,235
969	Western Asset High Income Opportunity Fund, Inc.	4,433
264	Western Asset High Yield Defined
	Opportunity Fund, Inc.	3,709

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

CLOSED END FUNDS (Continued)
546	Western Asset Managed High Income Fund, Inc.	$2,386
120	Western Asset Mortgage Defined
	Opportunity Fund, Inc.	2,791
	TOTAL CLOSED END FUNDS (Cost $931,576)	859,066

REAL ESTATE INVESTMENT TRUSTS – 48.3%

	Accommodation and Food Services – 1.7%
4,062	Host Hotels & Resorts, Inc.	67,429
1,143	Sunstone Hotel Investors, Inc.	16,779
		84,208
	Administrative and Support and Waste Management
	and Remediation Services – 0.3%
614	Corrections Corporation of America	15,829

	Agriculture, Forestry, Fishing and Hunting – 1.0%
938	Plum Creek Timber Company, Inc.	47,660

	Educational Services – 0.1%
874	Campus Crest Communities, Inc.	5,856

	Finance and Insurance – 15.1%
336	AG Mortgage Investment Trust, Inc.	4,966
691	Altisource Residential Corporation	9,149
4,255	American Capital Agency Corporation	76,377
627	American Capital Mortgage Investment Corporation	9,399
1,266	Anworth Mortgage Asset Corporation	6,089
693	Apollo Commercial Real Estate Finance, Inc.	12,162
387	Apollo Residential Mortgage, Inc.	5,023
518	ARMOUR Residential REIT, Inc.	10,945
321	Chesapeake Lodging Trust	8,718
2,486	Chimera Investment Corporation	35,028
1,350	Colony Capital, Inc.	27,621
1,905	CYS Investments, Inc.	14,440
1,610	DDR Corporation	27,451
1,173	Hatteras Financial Corporation	16,516
531	Healthcare Realty Trust, Inc.	14,438
312	Independence Realty Trust, Inc.	2,440
1,513	Invesco Mortgage Capital, Inc.	20,304

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS (Continued)

	Finance and Insurance (Continued)
2,216	Kimco Realty Corporation	$57,815
193	LTC Properties, Inc.	8,228
4,430	MFA Financial, Inc.	30,921
182	National Health Investors, Inc.	10,991
364	New Senior Investment Group, Inc.	3,360
1,305	New York Mortgage Trust, Inc.	7,569
1,590	Northstar Realty Financial Corporation	28,684
866	Omega Healthcare Investors, Inc.	29,825
716	RLJ Lodging Trust	17,470
448	Select Income REIT	9,202
5,296	Spirit Realty Capital, Inc.	52,007
2,838	Starwood Property Trust, Inc.	57,697
583	STORE Capital Corporation	13,269
778	Washington Real Estate Investment Trust	21,403
610	Weingarten Realty Investors	21,326
494	Western Asset Mortgage Capital Corporation	5,814
1,158	WP Carey, Inc.	71,645
		748,292

	Information – 3.6%
1,803	Crown Castle International Corporation	154,896
254	CyrusOne, Inc.	9,184
273	Ryman Hospitality Properties, Inc.	14,835
		178,915

	Manufacturing – 0.1%
216	Potlatch Corporation	7,219

	Professional, Scientific, and Technical Services – 0.3%
726	Outfront Media, Inc.	16,589

	Real Estate and Rental and Leasing – 25.5%
1,290	American Campus Communities, Inc.	52,116
11,534	Annaly Capital Management, Inc.	110,496
470	Armada Hoffler Properties, Inc.	5,306
1,087	BioMed Realty Trust, Inc.	25,512
1,089	Blackstone Mortgage Trust, Inc.	31,472
972	Brandywine Realty Trust	13,375

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS (Continued)

	Real Estate and Rental and Leasing (Continued)
1,147	Capstead Mortgage Corporation	$10,885
928	CBL & Associates Properties, Inc.	12,129
2,730	Chambers Street Properties, Inc	20,530
676	Columbia Property Trust, Inc.	16,941
517	Corporate Office Properties Trust	11,524
726	Digital Realty Trust, Inc.	52,352
351	DuPont Fabros Technology, Inc.	11,597
172	EastGroup Properties, Inc.	10,012
548	Education Realty Trust, Inc.	20,194
308	EPR Properties	17,260
675	First Potomac Realty Trust	7,844
474	Franklin Street Properties Corporation	4,963
494	Gaming & Leisure Properties, Inc.	13,432
394	GEO Group, Inc.	11,552
238	Gladstone Commercial Corporation	3,472
386	Government Properties Income Trust	6,535
2,484	HCP, Inc.	88,257
679	Healthcare Trust of America, Inc.	17,729
261	Hersha Hospitality Trust	6,162
505	Highwoods Properties, Inc.	21,998
811	Hospitality Properties Trust	22,522
476	Inland Real Estate Corporation	4,574
1,372	Investors Real Estate Trust	11,209
460	Kite Realty Group Trust	12,379
607	LaSalle Hotel Properties	17,123
2,581	Lexington Realty Trust	22,171
1,760	Liberty Property Trust	59,664
1,123	Medical Properties Trust, Inc.	13,487
864	Mid-America Apartment Communities, Inc.	76,516
711	National Retail Properties, Inc.	27,345
2,720	New Residential Investment Corporation	34,598
879	New York REIT, Inc.	10,117
156	One Liberty Properties, Inc.	3,485
448	Parkway Properties, Inc.	7,652
878	PennyMac Mortgage Investment Trust	14,610
816	Piedmont Office Realty Trust, Inc.	15,904

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2015 (Continued)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS (Continued)

	Real Estate and Rental and Leasing (Continued)
852	RAIT Financial Trust	$3,681
420	Ramco-Gershenson Properties Trust	7,085
680	Rayonier, Inc.	16,408
994	Redwood Trust, Inc.	13,697
400	Resource Capital Corporation	5,036
504	Retail Opportunity Investments Corporation	9,218
1,286	Retail Properties of America, Inc.	19,676
184	Rouse Properties, Inc.	2,962
326	Sabra Health Care REIT, Inc.	6,742
1,281	Senior Housing Properties Trust	18,510
358	STAG Industrial, Inc.	7,303
579	Sun Communities, Inc.	38,706
4,423	Two Harbors Investment Corporation	37,596
265	UMH Properties, Inc.	2,597
354	United Development Funding IV	6,326
1,783	Ventas, Inc.	95,105
271	Whitestone REIT	3,290
374	Winthrop Realty Trust	5,101
986	WP Glimcher, Inc.	10,402
		1,266,442
	Transportation and Warehousing – 0.6%
1,018	Iron Mountain, Inc.	28,280
	TOTAL REAL ESTATE
	INVESTMENT TRUSTS (Cost $2,615,358)	2,399,290

SHORT-TERM INVESTMENTS – 2.5%
123,493	Short Term Investment Trust –
	Liquid Assets Portfolio – 0.16%*	123,493
	TOTAL SHORT-TERM INVESTMENTS (Cost $123,493)	123,493
	Total Investments (Cost $5,726,567) – 99.9%	4,959,061
	Other Assets in Excess of Liabilities – 0.1%	3,103
	TOTAL NET ASSETS – 100.0%	$4,962,164

*	Annualized seven-day yield as of November 30, 2015.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS AND LIABILITIES
At November 30, 2015

ASSETS
Investments in securities, at value (Cost $5,726,567)	$4,959,061
Dividends and interest receivable	6,099
Cash	21
Total assets	4,965,181

LIABILITIES
Management fees payable	3,017
Total liabilities	3,017

NET ASSETS	$4,962,164

Net assets consist of:
Paid-in capital	$5,798,411
Undistributed (accumulated) net investment income (loss)	—
Accumulated net realized gain (loss) on investments	(68,741)
Net unrealized appreciation (depreciation) on investments	(767,506)
Net assets	$4,962,164

Net asset value:
Net assets	$4,962,164
Shares outstanding^	300,000
Net asset value, offering and redemption price per share	$16.54

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
Period Ended November 30, 2015*

INCOME
Dividends	$171,856
Interest	143
Total investment income	171,999

EXPENSES
Management fees	28,688
Total expenses	28,688
Net investment income (loss)	143,311

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(76,421)
Change in unrealized appreciation (depreciation) on investments	(767,506)
Net realized and unrealized gain (loss) on investments	(843,927)
Net increase (decrease) in net assets
resulting from operations	$(700,616)

*	Fund commenced operations on January 6, 2015. The information presented is for the period from January 6, 2015 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2015*
OPERATIONS
Net investment income (loss)	$143,311
Net realized gain (loss) on investments	(76,421)
Change in unrealized appreciation (depreciation)
on investments	(767,506)
Net increase (decrease) in net assets
resulting from operations	(700,616)

DISTRIBUTIONS
Distributions to shareholders	(135,631)
Tax return of capital to shareholders	(122,369)
Total distribution to shareholders	(258,000)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	5,920,780
Net increase (decrease) in net assets derived
from capital share transactions (a)	5,920,780
Net increase (decrease) in net assets	4,962,164

NET ASSETS
Beginning of period	$—
End of period	$4,962,164
Undistributed (accumulated) net
investment income (loss)	$—

(a)	A summary of capital share transactions is as follows:

	Period Ended
	November 30, 2015*
	Shares	Amount
Subscriptions	300,000	$5,920,780
Redemptions	—	—
Total	300,000	$5,920,780

*	Fund commenced operations on January 6, 2015. The information presented is for the period from January 6, 2015 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	November 30, 2015(1)
Net asset value, beginning of period	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.63
Net realized and unrealized gain (loss) on investments	(3.01)
Total from investment operations	(2.38)

DISTRIBUTIONS
Distributions to shareholders	(0.59)
Tax return of capital to shareholders	(0.49)
Total distributions	(1.08)

Net asset value, end of period	$16.54

Total return	(12.39	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)
Net investment income (loss) to average net assets	3.72	%(4)

Portfolio turnover rate(5)	23	%(3)

(1)	Commencement of operations on January 6, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the TFMS HIPS 300 Index. The Fund commenced operations on January 6, 2015.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Shares of the Fund are listed and traded on the New York Stock Exchange Arca (“NYSE Arca”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in amounts less than a Creation Unit in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with a distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of a Creation Unit. The standard fixed creation transaction fee for the Fund is $750. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, real estate investment trusts and closed end funds that are traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are generally valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,492,032	$—	$—	$1,492,032
Exchange Traded Funds	85,180	—	—	85,180
Closed End Funds	859,066	—	—	859,066
Real Estate
Investment Trusts	2,399,290	—	—	2,399,290
Short-Term Investments	123,493	—	—	123,493
Total Investments
in Securities	$4,959,061	$—	$—	$4,959,061

^	See Schedule of Investments for sector breakouts.

During the period ended November 30, 2015, the Fund did not recognize any transfers to or from Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended November 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a monthly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to distributions from return of capital and REITs. For the period ended November 30, 2015, the following table shows the reclassifications made:

Undistributed
(accumulated)	Accumulated
net investment	net realized	Paid-in
income/(loss)	gain/(loss)	capital
$114,689	$7,680	$(122,369)

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to November 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the sub-adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Penserra Capital Management, LLC serves as the sub-adviser. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

For the period ended November 30, 2015, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Adviser, $86 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountant. USBFS also serves as the transfer agent and fund accountant to the Fund.

U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

All officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2015, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions were $1,008,481 and $964,381, respectively.

For the period ended November 30, 2015, in-kind transactions associated with creations and redemptions were $5,750,381 and $0, respectively.

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes for the period ended November 30, 2015 were as follows:

Tax cost of investments	$5,734,965
Gross tax unrealized appreciation	74,623
Gross tax unrealized depreciation	(850,527)
Net tax unrealized appreciation (depreciation)	(775,904)
Undistributed ordinary income	—
Undistributed long term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(60,343)
Total accumulated earnings (losses)	$(836,247)

The difference between book and tax-basis cost is attributable to the deferral of losses on wash sales and basis adjustments on partnerships for tax purposes.

For the period ended November 30, 2015 the Fund had a short term capital loss carryforward of $60,343.  This amount does not have an expiration date.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended November 30, 2015 was as follows:

Ordinary Income	$135,631
Return of Capital	122,369
Total Distributions Paid	$258,000

Master Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Master Income ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Income ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period January 6, 2015 (commencement of operations) through November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Income ETF as of November 30, 2015, the results of its operations, changes in its net assets, and the financial highlights for the period January 6, 2015 (commencement of operations) through November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 29, 2016

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	13	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	13	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (26
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	13	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	13	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(26
portfolios).

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment
	Chairman	Trustee	Management (2011–2013); Vice President, Marco Polo
		since	Network (financial services firm) (2009–2011).
2014;
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, USBFS (since 2008);
Born: 1979	and	term;	Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Vice President, USBFS (since 2014); Assistant Vice
Born: 1982	Compliance	term;	President, USBFS (2011-2014); Operations Manager,
	Officer	since 2015	USBFS (2007-2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since 2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013); Graduate Student, Marquette University
		2015	Law School (2007-2011).

The Statement of Additional Information includes additional information about the Trustees as is available, without charge, upon request, by calling toll free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Master Income ETF

EXPENSE EXAMPLE
For the Six Months Ended November 30, 2015 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the period June 1, 2015 – November 30, 2015.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2015	November 30, 2015	During the Period(1)
Actual	$1,000	$ 869	$3.51
Hypothetical (5% annual	$1,000	$1,021	$3.80
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period multiplied by the number of days in the most recent six month period, 183 days, and divided by the number of days in the most recent twelve month period, 365 days.

Master Income ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended November 30, 2015, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 24.52%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2015 was 24.52%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at www.masterincomeetf.com.

Master Income ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California  94563

Index Provider
Trust & Fiduciary Management Services, Inc.
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$14,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	$0	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul Fearday
  Paul Fearday, President (principal executive officer)

Date     February 5, 2016

By (Signature and Title)*  /s/ Kristen Weitzel
   Kristen Weitzel, Treasurer (principal financial officer)

Date     February 2, 2016

* Print the name and title of each signing officer under his or her signature.